UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2004


Check here if Amendment ( X ); Amendment Number:  1

This Amendment (Check only one.) :       (X)  is a restatement.
                                         ( )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner      West Conshohocken, PA         10/4/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

(    )        13F HOLDINGS REPORT.  (Check here if all holdings of this
              reporting manager are reported in this report.)

(    )        13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


 Report Summary:

Number of Other Included Managers:                 7

Form 13F Information Table Entry Total:        26

Form 13F Information Table Value Total:    $32,396,738.59

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
K.G. Redding - 028-10835
Marathon Asset Management, Ltd. - 028-03743
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441

                                                                        SHARES OR        INVESTMENT DISCRETION       VOTING AUTH.
NAMES                   TITLE OF        CUSIP           FAIR MARKET     PRINCIPAL   (a)(b)SHARED (c)SHARED MANAGERS (a)  (b)   (c)
                          CLASS                            VALUE           AMT.    SOLE             OTHER          SOLE SHARED NONE
Alcoa, Inc.               COM           013817101       1,256,800.00    40,000.00            X                       X
Alltel Corp.              COM           020039103       1,369,108.00    23,300.00            X                       X
American Express Co.      COM           025816109       1,409,250.00    25,000.00            X                       X
Anheuser-Busch Companies, COM           035229103       1,263,177.00    24,900.00            X                       X
Inc.
Banco Santander Chile SA, COM           05965X109       524,830.00      15,500.00            X                       X
Sponsored ADR
Bank of America Corp.     COM           060505104       1,428,496.00    30,400.00            X                       X
Boeing Co.                COM           097023105       1,330,489.00    25,700.00            X                       X
ChevronTexaco Corp.       COM           166764100       1,480,782.00    28,200.00            X                       X
Chunghwa Telecom Co. Ltd. COM           17133Q205       583,085.00      27,700.00            X                       X
Sponsored ADR
Citigroup, Inc.           COM           172967101       1,464,672.00    30,400.00            X                       X
General Electric Co.      COM           369604103       1,540,300.00    42,200.00            X                       X
HCA, Inc.                 COM           404119109       1,358,640.00    34,000.00            X                       X
International Paper Co.   COM           460146103       1,264,200.00    30,100.00            X                       X
Intuit, Inc.              COM           461202103       1,320,300.00    30,000.00            X                       X
JP Morgan Chase & Co.     COM           46625H100       1,287,330.00    33,000.00            X                       X
MBNA Corp.                COM           55262L100       1,448,966.00    51,400.00            X                       X
Mellon Financial Corp.    COM           58551A108       1,399,950.00    45,000.00            X                       X
Microsoft Corp.           COM           594918104       1,372,894.00    51,400.00            X                       X
Morgan Stanley            COM           617446448       1,349,136.00    24,300.00            X                       X
Oracle Corp.              COM           68389X105       1,402,184.00   102,200.00            X                       X
POSCO, Sponsored ADR      COM           693483109       734,878.59      16,503.00            X                       X
Public Service Enterprise COM           744573106       937,037.00      18,100.00            X                       X
Group, Inc.
SLM Corp.                 COM           78442P106       1,094,495.00    20,500.00            X                       X
Viacom, Inc., Class B     COM           925524308       1,291,845.00    35,500.00            X                       X
Votorantim Celulose e Papel COM         92906P106       1,138,050.00    70,250.00            X                       X
SA, Sponsored ADR
Wyeth Corp.               COM           983024100       1,345,844.00    31,600.00            X                       X
